Note 5 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
5.
Income Taxes

As of
December
31,
2016,
the Company had net federal operating loss carry forwards and state operating loss carry forwards of approximately
$222
million and
$170
million, respectively. The net federal operating loss carry forwards begin to expire in
2024,
and net state operating loss carry forwards begin to expire in
2016.
The majority of the foreign net operating loss carry forwards expire over the next seven
years.

The primary components of temporary differences which give rise to our net deferred tax assets are as follows:

	2016	2015
(in thousands)
Federal, state and foreign net operating losses	$78,466	$78,474
Stock based compensation	7,429	7,879
Accrued liabilities	664	585
Other temporary differences	4,894	3,045
Valuation allowance	(91,453)	(89,983)
	$-	$-

The Company has provided a valuation allowance in full on its net deferred tax assets in accordance with ASC
740
Income Taxes. Because of the Company's continued losses, management assessed the realizability of its net deferred tax assets as being less than the more-likely-than-not criteria set forth by ASC
740.
Furthermore, certain portions of the Company's net operating loss carryforwards were acquired, and therefore subject to further limitation set forth under the federal tax code, which could further limit the Company's ability to realize its deferred tax assets.

A reconciliation between the statutory federal income tax rate and the effective income tax rate for the years ended
December
31,
is as follows

	2016	2015
Federal statutory rate	-34.0%	-34.0%
State taxes, net of federal benefit	26.2%	16.8%
Non-deductible goodwill	0.0%	0.0%
ISO / ESPP	0.2%	2.1%
Other	-0.5%	-27.0%
Change in valuation allowance	8.0%	42.1%
Tax provision	-0.1%	0.0%

Current accounting rules require that companies recognize in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained on audit, based on the technical merits of the position. We file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. Tax years that remain subject to examinations by tax authorities are
2011
through
2015.
The federal and material foreign jurisdictions statutes of limitations began to expire in
2011.
There are no current income tax audits in any jurisdictions for open tax years and, as of
December
31,
2016,
there have been no material changes to our tax positions.

The Company has adopted guidance issued by the FASB that clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. Our policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. There were no
interest and penalties for the years ended
December
31,
2016
and
2015,
respectively. The Company files income tax returns with the Internal Revenue Service (“IRS”) and the state of California. For jurisdictions in which tax filings are prepared, the Company is no longer subject to income tax examinations by state tax authorities for tax years through
2010,
and by the IRS for tax years through
2011.
The Company’s net operating loss carryforwards are subject to IRS examination until they are fully utilized and such tax years are closed.